Issued capital and reserves - Disclosure of Reconciliation of Treasury Shares (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Treasury Shares [Line Items]
Equity balance as of beginning of the year	€ 6,343	€ (185,793)	€ (100,590)
Issuance of treasury shares by Global Blue Group Holding A.G.		0
Acquisition of treasury shares at Allocation of treasury shares to shareholders by Ocorian Ltd. (formely Estera Trust (Jersey) Ltd)		(882)
Cancellation of treasury shares		0	0
Conversion of shares			0
Acquisition of treasury shares			(57)
Vested RSA shares	(1,753)	0	0
Equity balance as of end of the year	€ 70,324	€ 6,343	€ (185,793)
Other equity
Disclosure Of Treasury Shares [Line Items]
Number of shares outstanding at beginning of period (in shares)	11,371,372	13,099,389	8,190,415
Equity balance as of beginning of the year	€ (117)	€ (10,179)	€ (10,123)
Issuance of treasury shares by Global Blue Group Holding A.G. (in shares)		104,135	5,000,000
Issuance of treasury shares by Global Blue Group Holding A.G.		€ (1)
Increase decrease through acquisition of treasury shares as at vested RSA shares (in shares)		(538,044)
Acquisition of treasury shares as at Vested RSA shares		€ 5
Allocation of treasury shares to shareholders by Ocorian Ltd. (formerly Estera Trust (Jersey) Ltd.) (in shares)		(1,189,977)
Acquisition of treasury shares at Allocation of treasury shares to shareholders by Ocorian Ltd. (formely Estera Trust (Jersey) Ltd)		€ 9,179
Cancellation of preference shares A by Global Blue Group Holding A.G. (in shares)		(104,135)	(5,929,477)
Cancellation of treasury shares		€ 879
Conversion of shares (in shares)			0
Conversion of shares			€ 0
Acquisition of treasury shares (in shares)		4	5,001,453
Acquisition of treasury shares		€ 0	€ (57)
Vested RSA shares (in shares)	(628,045)		(92,479)
Vested RSA shares	€ 6		€ 1
Number of shares outstanding at end of period (in shares)	10,743,327	11,371,372	13,099,389
Equity balance as of end of the year	€ (111)	€ (117)	€ (10,179)
Other equity | Ordinary shares
Disclosure Of Treasury Shares [Line Items]
Number of shares outstanding at beginning of period (in shares)	11,371,136	12,995,018	8,051,569
Equity balance as of beginning of the year	€ (114)	€ (9,297)	€ (8,877)
Issuance of treasury shares by Global Blue Group Holding A.G. (in shares)		104,135	5,000,000
Issuance of treasury shares by Global Blue Group Holding A.G.		€ (1)
Increase decrease through acquisition of treasury shares as at vested RSA shares (in shares)		(538,044)
Acquisition of treasury shares as at Vested RSA shares		€ 5
Allocation of treasury shares to shareholders by Ocorian Ltd. (formerly Estera Trust (Jersey) Ltd.) (in shares)		(1,189,977)
Acquisition of treasury shares at Allocation of treasury shares to shareholders by Ocorian Ltd. (formely Estera Trust (Jersey) Ltd)		€ 9,179
Cancellation of preference shares A by Global Blue Group Holding A.G. (in shares)		0	0
Cancellation of treasury shares		€ 0
Conversion of shares (in shares)			34,711
Conversion of shares			€ (366)
Acquisition of treasury shares (in shares)		4	5,001,217
Acquisition of treasury shares		€ 0	€ (55)
Vested RSA shares (in shares)	(628,045)		(92,479)
Vested RSA shares	€ 6	€ 5	€ 1
Number of shares outstanding at end of period (in shares)	10,743,091	11,371,136	12,995,018
Equity balance as of end of the year	€ (108)	€ (114)	€ (9,297)
Other equity | Ordinary shares | January 2022
Disclosure Of Treasury Shares [Line Items]
Acquisition of treasury shares (in shares)			1,217
Other equity | Preference shares
Disclosure Of Treasury Shares [Line Items]
Number of shares outstanding at beginning of period (in shares)		104,371	138,846
Equity balance as of beginning of the year	(3)	€ (882)	€ (1,246)
Cancellation of treasury shares		879
Conversion of shares (in shares)			(34,711)
Conversion of shares			€ 366
Acquisition of treasury shares (in shares)			236
Acquisition of treasury shares			€ (2)
Vested RSA shares (in shares)			0
Vested RSA shares			€ 0
Number of shares outstanding at end of period (in shares)			104,371
Equity balance as of end of the year	€ (3)	€ (3)	€ (882)
Other equity | Preference shares A
Disclosure Of Treasury Shares [Line Items]
Number of shares outstanding at beginning of period (in shares)	236	104,371
Equity balance as of beginning of the year	€ (3)	€ (882)
Issuance of treasury shares by Global Blue Group Holding A.G. (in shares)		0	0
Issuance of treasury shares by Global Blue Group Holding A.G.		€ 0
Increase decrease through acquisition of treasury shares as at vested RSA shares (in shares)		0
Acquisition of treasury shares as at Vested RSA shares		€ 0
Allocation of treasury shares to shareholders by Ocorian Ltd. (formerly Estera Trust (Jersey) Ltd.) (in shares)		0
Acquisition of treasury shares at Allocation of treasury shares to shareholders by Ocorian Ltd. (formely Estera Trust (Jersey) Ltd)		€ 0
Cancellation of preference shares A by Global Blue Group Holding A.G. (in shares)		(104,135)	(5,929,477)
Cancellation of treasury shares		€ 879
Acquisition of treasury shares (in shares)		0
Acquisition of treasury shares		€ 0
Vested RSA shares (in shares)	0
Vested RSA shares	€ 0
Number of shares outstanding at end of period (in shares)	236	236	104,371
Equity balance as of end of the year	€ (3)	€ (3)	€ (882)
Other equity | Preference shares B
Disclosure Of Treasury Shares [Line Items]
Issuance of treasury shares by Global Blue Group Holding A.G. (in shares)		0
Cancellation of preference shares A by Global Blue Group Holding A.G. (in shares)		0